Vanguard Growth Equity Fund

Supplement to the Prospectus and Summary Prospectus

Reorganization of Vanguard Growth Equity Fund Into Vanguard U.S. Growth Fund

The board of trustees of Vanguard Fenway Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Growth Equity Fund, a series of the Trust, into Vanguard U.S. Growth Fund, a series of Vanguard World Fund.

The reorganization will consolidate the assets of the Funds in order to simplify the Vanguard fund lineup, and it will allow Growth Equity Fund shareholders to merge into a larger fund that has a lower expense ratio and an identical objective of seeking to provide long-term capital appreciation. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

The current advisors of the Growth Equity Fund, Baillie Gifford Overseas Ltd. (Baillie Gifford) and Jennison Associates LLC (Jennison), have been approved to serve as advisors for the U.S. Growth Fund after the completion of the reorganization. Baillie Gifford and Jennison will serve as advisors along with the U.S. Growth Fund’s current advisors (Delaware Investments Fund Advisers, Wellington Management Company, LLP, and William Blair & Company, L.L.C). Both Funds operate under the terms of a Securities and Exchange Commission exemption whereby each Fund’s board of trustees may, without prior approval from shareholders, hire a new advisor. Vanguard may also recommend to the board of trustees of each Fund that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about February 21, 2014. Prior to the closing, a combined information statement/prospectus will be

(over, please)

issued to shareholders of the Growth Equity Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the U.S. Growth Fund, and include a comparison of the Funds.

Under the Agreement, shareholders of the Growth Equity Fund after the closing will receive Investor Shares of the U.S. Growth Fund in exchange for their shares of the Growth Equity Fund, and the Growth Equity Fund will cease operations.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Growth Equity Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 544 102013

Vanguard Fenway Funds

Supplement to the Statement of Additional Information

Reorganization of Vanguard Growth Equity Fund Into Vanguard U.S. Growth Fund

The board of trustees of Vanguard Fenway Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Growth Equity Fund, a series of the Trust, into Vanguard U.S. Growth Fund, a series of Vanguard World Fund.

The reorganization will consolidate the assets of the Funds in order to simplify the Vanguard fund lineup, and it will allow Growth Equity Fund shareholders to merge into a larger fund that has a lower expense ratio and an identical objective of seeking to provide long-term capital appreciation. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

The current advisors of the Growth Equity Fund, Baillie Gifford Overseas Ltd. (Baillie Gifford) and Jennison Associates LLC (Jennison), have been approved to serve as advisors for the U.S. Growth Fund after the completion of the reorganization. Baillie Gifford and Jennison will serve as advisors along with the U.S. Growth Fund’s current advisors (Delaware Investments Fund Advisers, Wellington Management Company, LLP, and William Blair & Company, L.L.C). Both Funds operate under the terms of a Securities and Exchange Commission exemption whereby each Fund’s board of trustees may, without prior approval from shareholders, hire a new advisor. Vanguard may also recommend to the board of trustees of each Fund that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about February 21, 2014. Prior to the closing, a combined information statement/prospectus will be issued to shareholders of the Growth Equity Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the U.S. Growth Fund, and include a comparison of the Funds.

Under the Agreement, shareholders of the Growth Equity Fund after the closing will receive Investor Shares of the U.S. Growth Fund in exchange for their shares of the Growth Equity Fund, and the Growth Equity Fund will cease operations.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Growth Equity Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 065B 102013